FAIR VALUE OF ASSETS AND LIABILITIES - Quantitative Disclosures for Level 3 Fair Value Measurements (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Recorded Investment	$ 17,483	$ 16,347	$ 14,098	$ 17,817
Related Allowance	732	704	2,066
Provision for loan losses	111	40	1,828
Other equity securities, at fair value	8,937	9,232	5,017
Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other equity securities, at fair value	4,083	4,247	0
Fair value
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Recorded Investment	9,061	8,422	6,458
Cost
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Recorded Investment	8,422	7,925	7,640
Fair Value, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	11,259	10,648	14,616
Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	11,259	10,648	14,616
Fair Value, Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other equity securities, at fair value	8,937	9,232	5,017
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other equity securities, at fair value	$ 4,083	$ 4,247	$ 0
Impaired loans | Measurement Input, Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.15	0.15	0.15
Impaired loans | Measurement Input, Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.20	0.20	0.20
Impaired loans | Fair Value, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 8,329	$ 7,718	$ 4,392
Impaired loans | Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 8,329	$ 7,718	$ 4,392
Foreclosed assets | Measurement Input, Discount Rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.10	0.10	0.10
Foreclosed assets | Measurement Input, Discount Rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Weighted Average of Input	0.15	0.15	0.15
Foreclosed assets | Fair Value, Nonrecurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 2,930	$ 2,930	$ 10,224
Foreclosed assets | Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Assets, fair value disclosure	$ 2,930	$ 2,930	$ 10,224